Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Direct materials	$ 87,331	$ 83,943	$ 119,342
Repair and distribution parts	58,056	54,156	52,125
Work-in-progress	47,056	31,298	25,185
Equipment	3,116	3,290	15,599
Total inventories	195,559	172,687	212,251
Work-in-progress related to finance leases	$ 32,377	$ 36,169	$ 0